Annual Fund Operating Expenses - Premier Shares - JPMorgan 100 U.S. Treasury Securities Money Market Fund - Premier	Jul. 01, 2021
Operating Expenses:
Management Fees	0.08%
Other Expenses	0.36%
Service Fees	0.30%
Remainder of Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.44%